DWS Core Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.59%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.03%	9.24%	10.39%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.68%	8.87%	9.83%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.56%	11.60%	12.55%
Performance Inception Date	Aug. 02, 1999
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.38%	12.06%	12.35%
Performance Inception Date	Dec. 29, 2000
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.65%	13.31%	13.61%
Performance Inception Date	Aug. 25, 2014
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.56%	13.23%	13.53%
Performance Inception Date	Aug. 19, 2002
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.56%	13.22%	13.52%
Performance Inception Date	May 31, 1929